Related party transactions	9 Months Ended
Sep. 30, 2025
Related party transactions
Related party transactions

4.    Related party transactions

Based on its current share ownership as of September 30, 2025, Fresenius SE, under the Company’s Articles of Association, has the right to appoint one of the six shareholder representatives to the Company’s Supervisory Board. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. In March 2025, Fresenius SE sold 10,600,000 of the Company’s shares, and in addition issued bonds to investors that are exchangeable for shares of the Company to be delivered by Fresenius SE. In announcing these transactions, Fresenius SE stated that it intends to retain no less than 25% plus one share of the Company’s shares. After giving effect to its sale of 10,600,000 shares, Fresenius SE remains the Company’s largest shareholder and owns 28.3% of the Company’s outstanding shares, including treasury shares held by the Company, at September 30, 2025. Fresenius SE continues to have significant influence over the Company.

The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, products and leases are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements with certain equity-method investees as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively, Fresenius SE Companies) to receive services, including, but not limited to: administrative and facility management services, employee benefit administration, information technology and certain treasury services. These related party agreements have generally been entered into for periods, or in some cases transitional periods, from several months up to four years (in some cases subject to change requests or with extension options).

The Company provides administrative services to one of its equity method investees. The Company also sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. The Company has also entered into a limited amount of shared procurement contracts with Fresenius SE Companies for the purchase of products from third parties.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € K

	For the nine months ended		For the nine months ended
	September 30, 2025		September 30, 2024		September 30, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	75	7,766	61	16,217	149	316	83	196
Fresenius SE affiliates	393	36,481	627	59,813	385	1,305	1,555	3,170
Equity method investees	3,639	8	5,025	—	3,639	—	19,408	—
Total	4,107	44,255	5,713	76,030	4,173	1,621	21,046	3,366

Products
Fresenius SE affiliates	49,964	32,089	49,880	16,303	28,853	8,696	19,890	7,818
Equity method investees	—	399,985	—	290,892	—	82,130	—	43,544
Total	49,964	432,074	49,880	307,195	28,853	90,826	19,890	51,362
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,757 and €11,581 at September 30, 2025 and December 31, 2024, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032.

For additional information on the purchase of real estate currently leased from Fresenius SE Companies, see note 14.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € K

	For the nine months ended September 30, 2025			For the nine months ended September 30, 2024			September 30, 2025		December 31, 2024
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	5,159	182	108	4,943	237	70	19,451	20,010	22,997	24,953
Fresenius SE affiliates	13,965	1,210	—	13,811	1,460	—	73,723	76,455	87,044	87,910
Total	19,124	1,392	108	18,754	1,697	70	93,174	96,465	110,041	112,863
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

As of September 30, 2025 and December 31, 2024, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investees in the amount of €8,738 and €25,316, respectively. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

d)    Key management personnel

The members of the Supervisory Board and the Management Board, as key management personnel, as well as their close relatives, are considered related parties of the Company. The Company has entered into service agreements with the members of the Management Board.